Hedging activities and derivatives - Summary of expected hedging cash flow and the period that affects gain and loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Within 1 year
Disclosure Of Expected Hedging Cash Flow And The Period That Affects Gain And Loss [Line Items]
Cash Inflow	€ 36,594	€ 40,247
Cash Outflow	53,491
1-3 years
Disclosure Of Expected Hedging Cash Flow And The Period That Affects Gain And Loss [Line Items]
Cash Inflow	21,363
Cash Outflow	20,744	€ 83,260
More than 3 years
Disclosure Of Expected Hedging Cash Flow And The Period That Affects Gain And Loss [Line Items]
Cash Inflow	32,996
Cash Outflow	€ 32,154